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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven,         St. Paul, Minnesota,   August 13, 2012
   -------------------------------   --------------------   ---------------
              [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   43
                                        --------------------

Form 13F Information Table Value Total:              324,903
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number   Name

    01        28-29                  ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------   ------------------------------------------

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER                   TITLE OF CLASS  CUSIP      VALUE     SHARES      SH/  PUT/  INVESTMT OTHER    VOTING AUTHORITY
                                                            (X$1000)  PRN/AMT     PRN  CALL  DSCRETN  MANAGERS SOLE   SHARED   NONE
AT&T INC                         COMM            00206R102       481     13,500   SH          SHARED                    13,500
APPROACH RESOURCES INC           COMM            03834A103        33      1,300   SH          SHARED                     1,300
ATRICURE INC                     COMM            04963C209        64      6,672   SH          SHARED                     6,672
AVEO PHARMACEUTICALS INC         COMM            053588109        26      2,160   SH          SHARED                     2,160
BAYTEX ENERGY CORP               COMM            07317Q105     1,278     29,800   SH          SHARED                    29,800
BOARDWALK PIPELINE PARTNERS LP   COMM            096627104    13,243    479,300   SH          SHARED                   479,300
BUCKEYE PARTNERS LP              COMM            118230101     1,017     19,500   SH          SHARED                    19,500
CANADIAN NATIONAL RAILWAY        COMM            136375102     1,937     22,500   SH          SHARED                    22,500
CANADIAN PACIFIC RAILWAY         COMM            13645T100     2,070     27,700   SH          SHARED                    27,700
CENOVUS ENERGY INC               COMM            15135U109     1,554     48,000   SH          SHARED                    48,000
EL PASO PIPELINE PARTNERS LP     COMM            283702108    13,375    395,700   SH          SHARED                   395,700
ENBRIDGE INC                     COMM            29250N105     2,631     64,700   SH          SHARED                    64,700
ENBRIDGE ENERGY PARTNERS LP      COMM            29250R106    27,028    878,400   SH          SHARED                   878,400
ENTERPRISE PRODUCTS PARTNERS LP  COMM            293792107    46,752    912,416   SH          SHARED                   912,416
GEOMET INC                       COMM            37250U201         7     22,113   SH          SHARED                    22,113
HOMEAWAY INC                     COMM            43739Q100        33      1,536   SH          SHARED                     1,536
IMPERVA INC                      COMM            45321L100        55      1,906   SH          SHARED                     1,906
KINDER MORGAN MANAGEMENT LLC     COMM            49455U100    30,964    421,729   SH          SHARED                   421,729
MAGELLAN MIDSTREAM PARTNERS LP   COMM            559080106    34,550    489,100   SH          SHARED                   489,100
MARKWEST ENERGY PARTNERS LP      COMM            570759100     5,671    115,000   SH          SHARED                   115,000
MAXLINEAR INC - CLASS A          COMM            57776J100        35      6,989   SH          SHARED                     6,989
MOTRICITY INC                    COMM            620107102         3      4,481   SH          SHARED                     4,481
NATL WESTMINSTER BK PLC
 SER C 7.76%                     PREF            638539882     8,920    400,000   SH          SHARED                   400,000
NETSPEND HOLDINGS INC            COMM            64118V106       209     22,786   SH          SHARED                    22,786
NUSTAR ENERGY LP                 COMM            67058H102     6,796    126,100   SH          SHARED                   126,100
ONEOK PARTNERS LP                COMM            68268N103    27,869    518,500   SH          SHARED                   518,500
PANDORA MEDIA INC                COMM            698354107       256     23,574   SH          SHARED                    23,574
PEMBINA PIPELINE CORP            COMM            706327103     2,740    105,287   SH          SHARED                   105,287
PLAINS ALL AMER PIPELINE LP      COMM            726503105    39,573    489,700   SH          SHARED                   489,700
PROGRESS ENERGY INC              COMM            743263105     2,858     47,500   SH          SHARED                    47,500
ROYAL BK OF SCOTLAND PLC
 PFD 6.25% SER P                 PREF            780097762     1,400     80,000   SH          SHARED                    80,000
SOUTHERN COMPANY                 COMM            842587107     5,186    112,000   SH          SHARED                   112,000
SPECTRA ENERGY PARTNERS LP       COMM            84756N109     3,013     99,000   SH          SHARED                    99,000
SUNCOR ENERGY INC                COMM            867224107     1,078     36,600   SH          SHARED                    36,600
SUNOCO LOGISTICS PARTNERS LP     COMM            86764L108     9,140    252,000   SH          SHARED                   252,000
TARGA RESOURCES CORP             COMM            87612G101       138      3,240   SH          SHARED                     3,240
TECK RESOURCES LTD CLASS B       COMM            878742204       624     19,800   SH          SHARED                    19,800
TRANSCANADA CORP                 COMM            89353D107       730     17,100   SH          SHARED                    17,100
UBIQUITI NETWORKS INC            COMM            90347A100       124      8,682   SH          SHARED                     8,682
VERIZON COMMUNICATIONS INC       COMM            92343V104     1,244     28,000   SH          SHARED                    28,000
VONAGE HOLDINGS CORP             COMM            92886T201        20     10,089   SH          SHARED                    10,089
XCEL ENERGY INC                  COMM            98389B100     5,455    192,000   SH          SHARED                   192,000
ALTERRA CAPITAL HOLDINGS LTD     COMM            G0229R108    24,724  1,058,833   SH          SHARED                 1,058,833